Other Liabilities - Summary of Other Liabilities (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Other Liabilities [abstract]
Payable to the third-party holders of consolidated structured entities	¥ 67,862	¥ 42,654
Interest payable to policyholders	17,866	16,139
Salary and welfare payable	12,874	11,318
Brokerage and commission payable	5,352	7,057
Payable to constructors	2,497	2,594
Agency deposits	1,467	1,811
Interest payable of debt instruments	1,528	1,320
Tax payable	717	889
Stock appreciation rights (Note 31)	291	493
Others	23,222	20,201
Total	133,676	104,476
Current	133,676	104,476
Non-current	0	0
Total	¥ 133,676	¥ 104,476